NOTE 16 - Financial instruments and risk management: Schedule of Liquidity risks (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Book value
Financial Liabilities, Remaining Contractual Maturity, Trade accounts payable and Accrued liabilities	$ (3,926)	$ (2,236)
Financial Liabilities, Remaining Contractual Maturity, Other accounts payable	(2,325)	(1,527)
Financial Liabilities, Remaining Contractual Maturity, Loans	(3,905)
Financial Liabilities, Remaining Contractual Maturity, Lease Liability	(9,913)	(1,807)
Financial Liabilities, Remaining Contractual Maturity, Liability and Provision for Agricultural Research Organization	(2,696)	(2,508)
Financial Liabilities, Remaining Contractual Maturity, Total	(22,765)	(8,078)
Less than one year
Financial Liabilities, Remaining Contractual Maturity, Trade accounts payable and Accrued liabilities	(3,926)	(2,236)
Financial Liabilities, Remaining Contractual Maturity, Other accounts payable	(2,325)	(1,527)
Financial Liabilities, Remaining Contractual Maturity, Loans	(3,905)
Financial Liabilities, Remaining Contractual Maturity, Lease Liability	(924)	(457)
Financial Liabilities, Remaining Contractual Maturity, Liability and Provision for Agricultural Research Organization	(2,424)	(1,345)
Financial Liabilities, Remaining Contractual Maturity, Total	(13,504)	(5,565)
1 to 2 years
Financial Liabilities, Remaining Contractual Maturity, Trade accounts payable and Accrued liabilities	0	0
Financial Liabilities, Remaining Contractual Maturity, Other accounts payable	0	0
Financial Liabilities, Remaining Contractual Maturity, Loans	0
Financial Liabilities, Remaining Contractual Maturity, Lease Liability	(1,206)	(428)
Financial Liabilities, Remaining Contractual Maturity, Liability and Provision for Agricultural Research Organization	(272)	(998)
Financial Liabilities, Remaining Contractual Maturity, Total	(1,478)	(1,426)
2 to 3 years
Financial Liabilities, Remaining Contractual Maturity, Trade accounts payable and Accrued liabilities	0	0
Financial Liabilities, Remaining Contractual Maturity, Other accounts payable	0	0
Financial Liabilities, Remaining Contractual Maturity, Loans	0
Financial Liabilities, Remaining Contractual Maturity, Lease Liability	(1,176)	(425)
Financial Liabilities, Remaining Contractual Maturity, Liability and Provision for Agricultural Research Organization	0	(165)
Financial Liabilities, Remaining Contractual Maturity, Total	(1,176)	(590)
3 to 4 years
Financial Liabilities, Remaining Contractual Maturity, Trade accounts payable and Accrued liabilities	0	0
Financial Liabilities, Remaining Contractual Maturity, Other accounts payable	0	0
Financial Liabilities, Remaining Contractual Maturity, Loans	0
Financial Liabilities, Remaining Contractual Maturity, Lease Liability	(1,188)	(425)
Financial Liabilities, Remaining Contractual Maturity, Liability and Provision for Agricultural Research Organization	0	0
Financial Liabilities, Remaining Contractual Maturity, Total	(1,188)	(425)
) 5 years
Financial Liabilities, Remaining Contractual Maturity, Trade accounts payable and Accrued liabilities	0	0
Financial Liabilities, Remaining Contractual Maturity, Other accounts payable	0	0
Financial Liabilities, Remaining Contractual Maturity, Loans	0
Financial Liabilities, Remaining Contractual Maturity, Lease Liability	(14,862)	(694)
Financial Liabilities, Remaining Contractual Maturity, Liability and Provision for Agricultural Research Organization	0	0
Financial Liabilities, Remaining Contractual Maturity, Total	(14,862)	(694)
Total
Financial Liabilities, Remaining Contractual Maturity, Trade accounts payable and Accrued liabilities	(3,926)	(2,236)
Financial Liabilities, Remaining Contractual Maturity, Other accounts payable	(2,325)	(1,527)
Financial Liabilities, Remaining Contractual Maturity, Loans	(3,905)
Financial Liabilities, Remaining Contractual Maturity, Lease Liability	(19,356)	(2,429)
Financial Liabilities, Remaining Contractual Maturity, Liability and Provision for Agricultural Research Organization	(2,696)	(2,508)
Financial Liabilities, Remaining Contractual Maturity, Total	$ (32,208)	$ (8,700)